Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Types Of Antidilutive Instruments [Domain]
Disclosure Of Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share [Line Items]
Average outstanding options excluded from calculation of diluted earnings per share	0	0	0	4,700,000
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share				$ 92.91
Net income available to common shareholders	$ 4,521	$ 3,248	$ 12,512	$ 16,884
Weighted-average number of common shares outstanding (millions)	1,646,000,000.0	1,716,700,000	1,662,300,000	1,735,700,000
Basic earnings (loss) per share (Canadian dollars)	$ 2.75	$ 1.89	$ 7.53	$ 9.73
Net income available to common shareholders including impact of dilutive securities	$ 4,521	$ 3,248	$ 12,512	$ 16,884
Stock options potentially exercisable (millions)	6,200,000	2,200,000	5,300,000	1,300,000
Weighted-average number of common shares outstanding - diluted (millions)	1,652,200,000	1,718,900,000	1,667,600,000	1,737,000,000.0
Diluted earnings (loss) per share (Canadian dollars)	$ 2.74	$ 1.89	$ 7.50	$ 9.72